RELATED PARTIES - Narrative (Details)	Dec. 31, 2024 affiliate
Related Party Transaction [Line Items]
Number of owned unconsolidated domestic and foreign affiliates	29
CSA
Related Party Transaction [Line Items]
Equity method investment, percentage of investments in segment	61.00%
CSAME
Related Party Transaction [Line Items]
Equity method investment, percentage of investments in segment	34.00%